Earnings per share/ADS	12 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
Earnings per share/ADS
9.
Earnings per share/ADS

Each ADS represents eight ordinary shares.

Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of outstanding ordinary shares, adjusted for treasury shares. Basic earnings per ADS is derived from the basic earnings per share.

For the calculation of diluted earnings per share, net income attributable to ordinary shareholders for basic earnings per share is adjusted by the effect of dilutive securities, including share-based awards, under the treasury stock method and convertible unsecured senior notes under the if-converted method. Certain potentially dilutive securities, of which the amounts are insignificant, and the capped call transactions in connection with the issuance of the convertible unsecured senior notes have been excluded from the computation of diluted net income per share as their inclusion is anti-dilutive. Diluted earnings per ADS is derived from the diluted earnings per share.

9.
Earnings per share/ADS (Continued)

The following table sets forth the computation of basic and diluted net income per share/ADS for the following periods:

	Year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in millions, except per share data)
Earnings per share
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share — basic	72,509	79,741	129,470
Dilution effect on earnings arising from equity-settled share-based awards operated by equity method investees and subsidiaries	(38)	(228)	(300)
Adjustments for interest expense attributable to convertible unsecured senior notes	—	—	235
Net income attributable to ordinary shareholders for computing net income per ordinary share — diluted	72,471	79,513	129,405

Shares (denominator):
Weighted average number of shares used in calculating net income per ordinary share — basic (million shares)	20,980	20,182	18,791
Adjustments for dilutive RSUs and share options (million shares)	134	177	200
Adjustments for convertible unsecured senior notes (million shares)	—	—	327
Weighted average number of shares used in calculating net income per ordinary share — diluted (million shares)	21,114	20,359	19,318

Net income per ordinary share — basic (RMB)	3.46	3.95	6.89
Net income per ordinary share — diluted (RMB)	3.43	3.91	6.70

Earnings per ADS
Net income per ADS — basic (RMB)	27.65	31.61	55.12
Net income per ADS — diluted (RMB)	27.46	31.24	53.59